INTANGIBLE ASSETS (Details) - USD ($)	Jul. 31, 2023	Oct. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	20 years
Less: accumulated amortization	$ (2,136)	$ 0
Intangible Assets, net	80,364	0
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, net	$ 82,500	$ 0